INCOME TAXES - Disclosure of detailed information about effective income tax expense recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current tax (recovery) expense	$ 150,000	$ 0
Loss for the year, before income taxes	$ (59,118,859)	$ (19,825,314)
Statutory tax rate	27.00%	27.00%
Recovery of income taxes computed at statutory rates	$ (15,961,000)	$ (5,353,000)
Share based payments	1,656,000	700,000
Mexican Inflationary Adjustments	139,000	0
Differing effective tax rate on loss in foreign jurisdiction	(1,610,000)	(433,000)
Impact of share issuance costs	(1,809,000)	(425,000)
Unrecognized deferred tax assets	15,208,000	6,111,000
Impact of foreign exchange and other	2,527,000	(600,000)
Total income tax expense	$ 150,000	$ 0